RISK MANAGEMENT - Consolidated credit risk exposure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	$ 330,446,092	$ 290,099,090
Total exposure to credit risk outside of the statement of financial position	47,936,321	37,152,410
Maximum exposure to credit risk	378,382,413	327,251,500
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	47,936,321	37,152,410
Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	4,886,575	4,185,261
Loan commitments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	43,049,746	32,967,149
Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	231,573,437	206,447,165
Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	122,027,804	110,986,938
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	122,027,804	110,986,938
Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	3,218,433	4,693,678
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	3,218,433	4,693,678
Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	76,889,145	65,835,457
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	76,889,145	65,835,457
Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	29,120,316	24,558,771
Total exposure to credit risk outside of the statement of financial position	29,120,316	24,558,771
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	29,120,316	24,558,771
Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	317,739	372,321
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	317,739	372,321
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	16,181,527	12,381,009
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	3,228,480	2,958,385
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	30,245,268	27,687,525
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	5,775,070	5,580,128
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	4,741,287	4,780,993
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	37,493,866	28,966,356
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	1,162,909	1,133,924
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	$ 44,248	$ 156,220